UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

2

General Municipal

Money Market Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets generally rebounded for most of the reporting period before weakening again in the spring of 2012 due to a resurgent sovereign debt crisis in Europe and disappointing economic data in the United States.These developments created a “risk-on/risk-off” investment climate in which market sentiment shifted rapidly between optimism and caution. In contrast, yields of money market instruments remained stable near historical lows, as an aggressively accommodative monetary policy from the Federal Reserve Board prevented yields from rising or falling appreciably in light of changing economic news.

Despite recently troubling headlines, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, General Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Sentiment Shifted, but Yields Remained Low

Most U.S. financial markets were in the midst of a rally at the start of the reporting period, as investors responded positively to U.S. employment gains and what seemed to be credible measures by European policymakers to address the region’s sovereign debt crisis. However, new developments in the spring of 2012 called the sustainability of these positive influences into question. The U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected. Austerity measures designed to relieve fiscal pressures in Europe encountered resistance in some countries, threatening proposed bailouts and the region’s economic prospects.

Despite the changing economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

Variable rate demand note issues previously backed by European bank Letters of credit have been successfully remarketed with new letters of credits provided by tier one banks.

The current low rate environment and flat yield curve has provided municipal issuers with the opportunity to fix out their debt taking advantage of the decreased costs of funding.

From a credit-quality perspective, state general funds have achieved several consecutive quarters of growth in personal income tax and sales tax revenues, and many states and municipalities have reduced spending to balance their budgets.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection.We emphasized general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class B
Expenses paid per $1,000†	$1.05	$1.05
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class B
Expenses paid per $1,000†	$1.06	$1.06
Ending value (after expenses)	$1,023.95	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .21% for Class A and .21% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—104.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—4.5%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	6/1/12	1,300,000	[a]	1,300,000
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	0.20	6/1/12	12,000,000	[a]	12,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.25	6/7/12	20,000,000	[a]	20,000,000
California—6.3%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.28	6/7/12	6,355,000	[a]	6,355,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.27	6/7/12	3,900,000	[a]	3,900,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.17	6/7/12	16,900,000	[a]	16,900,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	10/18/12	5,000,000		5,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	12/13/12	14,000,000		14,000,000
Colorado—8.0%
Branch Banking and Trust Municipal
Trust Co. (Series 2027) (City
and County of Denver, Airport
System Revenue) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.19	6/7/12	10,150,000	[a,b,c]	10,150,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	7,000,000		7,009,998
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.19	6/7/12	12,500,000	[a]	12,500,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.19	6/7/12	9,010,000	[a]	9,010,000
Denver City and County,
Airport Revenue, CP (Liquidity
Facility; Barclays Bank PLC)	0.21	8/9/12	10,000,000		10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.19	6/7/12	9,765,000	[a]	9,765,000
Delaware—1.2%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.16	6/7/12	8,525,000	[a]	8,525,000
Florida—4.8%
Branch Banking and Trust Municipal
Trust Co. (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking
and Trust Co.)	0.18	6/7/12	10,085,000	[a,b,c]	10,085,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.18	8/2/12	6,905,000		6,905,000
Florida Housing Finance
Agency, Housing Revenue
(Caribbean Key Apartments
Project) (LOC; FNMA)	0.21	6/7/12	10,350,000	[a]	10,350,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.25	6/4/12	2,000,000		2,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Liberty County,
IDR (Georgia-Pacific
Corporation Project) (LOC;
Bank of Nova Scotia)	0.19	6/7/12	6,000,000	[a]	6,000,000
Georgia—1.6%
Cherokee County School System,
GO Notes	5.00	8/1/12	1,745,000		1,758,631
Cobb County,
GO Notes, TAN	1.50	11/30/12	5,000,000		5,032,729
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	5,000,000		5,036,869
Illinois—3.9%
Illinois Educational Facilities
Authority, Revenue (Saint
Xavier University Project)
(LOC; Bank of America)	0.21	6/7/12	9,005,000	[a]	9,005,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.20	7/12/12	20,000,000		20,000,000
Indiana—1.5%
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	2,300,000		2,312,152
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.15	6/7/12	8,700,000	[a]	8,700,000
Kentucky—.3%
Kentucky Rural Water Finance
Corporation, Public Projects
Revenue, Refunding (Flexible
Term Program)	1.25	2/1/13	2,300,000		2,311,470
Louisiana—6.4%
Ascension Parish,
CP (BASF SE)	0.39	8/17/12	5,000,000		5,000,000
Ascension Parish,
Revenue (BASF
Corporation Project)	0.33	6/7/12	10,000,000	[a]	10,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp. and LOC; FHLB)	0.33	6/7/12	10,000,000	[a]	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	6/7/12	21,000,000	[a]	21,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.29	6/7/12	1,100,000	[a]	1,100,000
Maryland—3.2%
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.30	6/7/12	3,370,000	[a]	3,370,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Trust)	0.30	6/7/12	2,670,000	[a]	2,670,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.17	6/7/12	17,700,000	[a]	17,700,000
Massachusetts—.7%
Worcester,
GO Notes, BAN	1.00	11/8/12	5,000,000		5,013,700
Michigan—8.8%
Board of Trustees of the Michigan
State University, CP	0.13	6/5/12	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue
(LOC; Citibank NA)	0.20	6/7/12	23,000,000	[a]	23,000,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project)
(LOC; Comerica Bank)	0.28	6/7/12	7,705,000	[a]	7,705,000
Oakland County Economic
Development Corporation,
LOR (Three M Tool and
Machine, Inc. Project)
(LOC; Comerica Bank)	0.28	6/7/12	7,675,000	[a]	7,675,000
University of Michigan,
General Revenue, CP	0.14	7/10/12	10,000,000		10,000,000
University of Michigan Regents,
HR	0.12	6/7/12	11,365,000	[a]	11,365,000
Minnesota—1.2%
Minnesota Rural Water
Finance Authority,
Public Projects
Construction Notes	1.25	3/1/13	3,500,000		3,522,173
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)
(Liquidity Facility; Wells
Fargo Bank)	0.21	7/16/12	5,000,000		5,000,000
Mississippi—2.4%
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.18	6/7/12	9,500,000	[a]	9,500,000
Perry County,
PCR, Refunding
(Leaf River Forest
Products, Inc. Project)
(LOC; Bank of Nova Scotia)	0.17	6/7/12	8,430,000	[a]	8,430,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—.9%
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.20	6/7/12	6,800,000	[a]	6,800,000
Nebraska—.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.19	6/7/12	3,000,000	[a]	3,000,000
Nevada—3.3%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal Bank
of Canada)	0.16	6/7/12	8,105,000	[a]	8,105,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/19/12	10,000,000		10,000,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.24	7/9/12	6,000,000		6,000,000
New Hampshire—3.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.21	6/7/12	6,970,000	[a]	6,970,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.20	6/1/12	20,000,000	[a]	20,000,000
New Jersey—.8%
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	5,600,000		5,619,025
New York—3.5%
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	5,000,000		5,001,743
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.24	6/4/12	4,000,000		4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1,
LLC—Robert Weslayan
College Project)
(LOC; M&T Trust)	0.24	6/7/12	2,600,000	[a]	2,600,000
Nassau County Industrial
Development Agency,
IDR (The Jade Corporation
Project) (LOC; M&T Bank)	0.26	6/7/12	4,400,000	[a]	4,400,000
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.29	6/7/12	2,185,000	[a]	2,185,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; HSBC
Bank USA)	0.21	6/7/12	7,500,000	[a]	7,500,000
North Carolina—1.5%
Charlotte,
GO Notes, Refunding	5.00	6/1/12	1,000,000		1,000,000
Wells Fargo Stage Trust (Series
147C) (Charlotte Housing
Authority, Capital Fund
Program Revenue (Strawn and
Parktowne Rehabilitation
Project)) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.20	6/7/12	10,260,000	[a,b,c]	10,260,000
Ohio—2.9%
Akron,
GO Notes, BAN
(Various Purpose)	1.13	11/15/12	2,000,000		2,004,753
Ohio Housing Finance Agency,
Residential Mortgage
Revenue (Mortgage-Backed
Securities Program)
(Liquidity Facility; Citibank
NA and LOC; GNMA)	0.27	6/7/12	15,000,000	[a]	15,000,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.26	6/7/12	290,000	[a]	290,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	4,000,000		4,005,305
Pennsylvania—4.7%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	9,400,000		9,420,659
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.23	6/7/12	5,400,000	[a]	5,400,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.47	6/7/12	9,795,000	[a]	9,795,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.40	6/7/12	10,000,000	[a]	10,000,000
Tennessee—7.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.19	6/7/12	15,450,000	[a]	15,450,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking
and Trust Co.)	0.19	6/7/12	9,715,000	[a]	9,715,000
Clarksville Public Building Authority,
Pooled Financing Revenue
(Tennessee Municipal Bond
Fund) (LOC; Bank of America)	0.29	6/1/12	18,500,000	[a]	18,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.19	6/7/12	2,000,000	[a]	2,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.28	6/7/12	10,000,000	[a]	10,000,000
Texas—17.8%
Brazos County Health Facilities
Development Corporation,
Revenue (Franciscan Services
Corporation Obligated Group)
(P-FLOATS Series MT-635)
(Liquidity Facility; Bank of
America and LOC;
Bank of America)	0.44	6/7/12	5,000,000	[a,b,c]	5,000,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.20	6/6/12	3,500,000		3,500,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.20	6/6/12	10,000,000		10,000,000
Gulf Coast Waste Disposal
Authority, SWDR
(Air Products Project)	0.19	6/7/12	5,000,000	[a]	5,000,000
Hunt Memorial Hospital District,
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.49	6/7/12	4,230,000	[a]	4,230,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	1,700,000		1,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	14,700,000		14,700,000
North Texas Higher Education
Authority, Inc., Student Loan
Revenue (LOC: Bank of America
and Lloyds TSB Bank LLC)	0.31	6/7/12	16,000,000	[a]	16,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.39	8/17/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust
(Series E-14) (Houston,
Combined Utility System First
Lien Revenue, Refunding)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.18	6/7/12	21,000,000	[a,b,c]	21,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.19	6/7/12	8,500,000	[a]	8,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.16	6/7/12	10,000,000	[a]	10,000,000
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children’s Medical
Center Project)	0.16	6/7/12	15,000,000	[a]	15,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA
and LOC; FNMA)	0.25	6/7/12	4,815,000	[a]	4,815,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (P-FLOATS Series
MT-715) (Liquidity Facility;
Bank of America)	0.24	6/7/12	6,000,000	[a,b,c]	6,000,000
Virginia—.5%
University of Virginia,
Revenue, CP	0.21	7/9/12	4,000,000		4,000,000
Washington—.7%
Port of Tacoma,
Revenue, CP (Liquidity
Facility; Bank of America)	0.40	6/6/12	5,000,000		5,000,000
West Virginia—.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC;
PNC Bank NA)	0.25	6/7/12	2,800,000	[a]	2,800,000
Wisconsin—.6%
Milwaukee,
GO Cash Flow Promissory Notes	1.25	12/4/12	4,500,000		4,524,589

Total Investments (cost $764,753,796)			104.1%		764,753,796
Liabilities, Less Cash and Receivables			(4.1%)		(30,383,624)
Net Assets			100.0%		734,370,172

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities amounted to $62,495,000 or 8.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	94.1
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	2.7
Not Rated[e]			Not Rated[e]		Not Rated[e]	3.2
						100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	764,753,796	764,753,796
Interest receivable		591,494
Prepaid expenses		66,433
		765,411,723
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		151,390
Cash overdraft due to Custodian		1,420,508
Payable for investment securities purchased		29,415,106
Payable for shares of Common Stock redeemed		4,193
Accrued expenses		50,354
		31,041,551
Net Assets ($)		734,370,172
Composition of Net Assets ($):
Paid-in capital		734,373,054
Accumulated net realized gain (loss) on investments		(2,882)
Net Assets ($)		734,370,172

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	60,698,135	673,672,037
Shares Outstanding	60,720,283	673,936,831
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	778,887
Expenses:
Management fee—Note 2(a)	1,894,305
Shareholder servicing costs—Note 1 and 2(c)	1,073,898
Distribution and prospectus fees—Note 2(b)	704,820
Professional fees	39,324
Registration fees	36,752
Custodian fees—Note 2(c)	33,028
Directors’ fees and expenses—Note 2(d)	28,115
Prospectus and shareholders’ reports	13,524
Miscellaneous	21,222
Total Expenses	3,844,988
Less—reduction in expenses due to undertaking—Note 2(a)	(3,066,206)
Less—reduction in fees due to earnings credits—Note 2(c)	(35)
Net Expenses	778,747
Investment Income—Net	140
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	186
Net Increase in Net Assets Resulting from Operations	326

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	140	241
Net realized gain (loss) on investments	186	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	326	241
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(13)	(14)
Class B Shares	(127)	(227)
Total Dividends	(140)	(241)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	85,153,783	163,663,892
Class B Shares	655,803,728	1,380,199,126
Dividends reinvested:
Class A Shares	7	14
Class B Shares	127	224
Cost of shares redeemed:
Class A Shares	(81,305,668)	(170,861,489)
Class B Shares	(633,078,410)	(1,343,707,836)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	26,573,567	29,293,931
Total Increase (Decrease) in Net Assets	26,573,753	29,293,931
Net Assets ($):
Beginning of Period	707,796,419	678,502,488
End of Period	734,370,172	707,796,419

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2012			Year Ended November 30,
Class A Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.004	.022	.031
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.004)	(.022)	(.031)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.37	2.22	3.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63[c]	.63		.61		.62	.59	.62
Ratio of net expenses
to average net assets	.21[c]	.27		.37		.59	.58	.62
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.37	2.12	3.09
Net Assets, end of period
($ x 1,000)	60,698	56,850		64,035		138,454	151,633	100,344

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2012			Year Ended November 30,
Class B Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.001	.018	.027
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.001)	(.018)	(.027)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.07	1.80	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.05		1.05		1.08	1.05	1.05
Ratio of net expenses
to average net assets	.21[c]	.27		.37		.90	.99	1.00
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.08	1.77	2.72
Net Assets, end of period
($ x 1,000)	673,672 650,946			614,467		661,738	773,940	792,283

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole diversified series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2012, sub-accounting service fees amounted to $173,643 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	764,753,796
Level 3—Significant Unobservable Inputs	—
Total	764,753,796
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $3,068 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2012, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, commissions, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2012, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $133,890 for Class A and $2,932,316 for Class B shares during the period ended May 31, 2012.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2012, Class B shares were charged $704,820, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, Class A shares were charged $16,579 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class B shares were charged $868,213 pursuant to the Class B Shareholder Services Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $10,411 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $33,028 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $838 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $35.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $318,835, Rule 12b-1 distribution plan fees $117,133, shareholder services plan fees $175,699, custodian fees $16,545, chief compliance officer fees $2,652 and transfer agency per account fees $5,034, which are offset against an expense reimbursement currently in effect in the amount of $484,508.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $327,315,000 and $158,380,000, respectively.

The Fund 33

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

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(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

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EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)